Schedule of Investments (unaudited) May 31, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Alumina Ltd.	475,076	$786,684
Amcor Ltd./Australia	81,907	935,228
APA Group	141,253	992,373
Aristocrat Leisure Ltd.	54,374	1,097,038
ASX Ltd.	15,738	825,983
Aurizon Holdings Ltd.	225,868	810,632
Australia & New Zealand Banking Group Ltd.	167,687	3,239,152
BlueScope Steel Ltd.	88,713	647,839
Brambles Ltd.	194,147	1,628,973
Caltex Australia Ltd.	43,465	794,727
Coca-Cola Amatil Ltd.	125,098	826,005
Cochlear Ltd.	5,858	812,271
Coles Group Ltd.(a)	91,460	788,932
Commonwealth Bank of Australia	93,077	5,062,984
CSL Ltd.	30,540	4,348,094
Dexus	117,054	1,044,579
Fortescue Metals Group Ltd.	136,864	763,351
Goodman Group	84,936	788,562
GPT Group (The)	194,860	777,650
Insurance Australia Group Ltd.	169,217	896,901
Lendlease Group	79,829	788,161
Macquarie Group Ltd.	25,479	2,123,847
Mirvac Group	514,528	1,080,167
National Australia Bank Ltd.	159,874	2,934,263
Newcrest Mining Ltd.	55,428	1,044,953
Origin Energy Ltd.	191,705	953,668
Ramsay Health Care Ltd.	18,300	885,385
Rio Tinto Ltd.	30,750	2,136,905
Sonic Healthcare Ltd.	43,647	790,797
Stockland	399,532	1,226,294
Sydney Airport	230,955	1,185,727
Tabcorp Holdings Ltd.	248,628	776,901
Telstra Corp. Ltd.	327,537	828,309
Transurban Group	264,770	2,555,401
Treasury Wine Estates Ltd.	74,219	773,911
Wesfarmers Ltd.	35,556	912,726
Westpac Banking Corp.	227,384	4,322,980
Woodside Petroleum Ltd.	81,612	2,002,819
Woolworths Group Ltd.	38,191	830,070
WorleyParsons Ltd.	82,857	756,630

		56,777,872
Austria — 0.2%
OMV AG	36,028	1,689,821

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	48,938	3,959,719
KBC Group NV	20,584	1,350,118
Solvay SA	9,846	922,517
UCB SA	10,555	805,459
Umicore SA	24,082	716,515

		7,754,328
Denmark — 1.8%
Carlsberg A/S, Class B	9,620	1,264,148
Chr Hansen Holding A/S	8,497	884,791
Coloplast A/S, Class B	12,203	1,297,647
Genmab A/S(a)	4,610	789,401
Novo Nordisk A/S, Class B	121,279	5,695,430
Novozymes A/S, Class B	16,421	770,908

Security	Shares	Value
Denmark (continued)
Orsted A/S(b)	18,467	$1,468,266
Pandora A/S	20,987	777,627
Vestas Wind Systems A/S	14,275	1,167,350

		14,115,568
Finland — 1.0%
Metso OYJ	22,446	724,118
Neste OYJ	42,434	1,430,884
Nokia OYJ	400,768	2,000,749
Nordea Bank Abp	104,967	738,845
Stora Enso OYJ, Class R	68,318	720,344
UPM-Kymmene OYJ	46,918	1,172,187
Wartsila OYJ Abp	56,706	826,846

		7,613,973
France — 11.2%
Air Liquide SA	16,829	2,091,004
Airbus SE	28,231	3,613,406
Atos SE(c)	11,000	836,231
AXA SA	155,646	3,829,647
BNP Paribas SA	59,885	2,727,706
Bouygues SA	21,270	742,591
Capgemini SE	11,165	1,245,416
Carrefour SA	40,465	759,352
Cie. de Saint-Gobain	34,839	1,258,442
Cie. Generale des Etablissements Michelin SCA	12,092	1,387,223
CNP Assurances	41,478	886,981
Credit Agricole SA	64,025	729,872
Danone SA	55,636	4,426,656
Dassault Systemes SE	8,069	1,194,546
Edenred(c)	16,881	769,384
Electricite de France SA(c)	55,809	781,116
Engie SA	81,534	1,131,175
EssilorLuxottica SA	17,750	2,040,278
Gecina SA	7,734	1,103,153
Getlink SE	49,767	765,873
Imerys SA	16,766	725,655
Ingenico Group SA	9,625	767,740
JCDecaux SA	25,702	716,026
Kering SA	4,906	2,547,349
Legrand SA	11,510	771,366
L’Oreal SA	20,110	5,387,263
LVMH Moet Hennessy Louis Vuitton SE	15,550	5,867,310
Natixis SA	183,755	841,389
Orange SA	132,208	2,068,457
Pernod Ricard SA	15,419	2,711,346
Peugeot SA	50,546	1,124,829
Renault SA	13,835	831,286
Safran SA	13,707	1,797,797
Sanofi	72,409	5,828,972
Schneider Electric SE	45,947	3,625,034
SES SA	47,015	708,329
Societe Generale SA(c)	38,370	960,336
STMicroelectronics NV	51,249	782,112
Teleperformance	6,799	1,303,152
Thales SA	7,149	785,177
TOTAL SA	158,973	8,262,350
Unibail-Rodamco-Westfield	13,342	2,012,338
Valeo SA	26,149	690,015
Vinci SA	13,030	1,284,438
Vivendi SA	47,974	1,289,986

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Wendel SA(c)	5,741	$729,313
Worldline SA/France(a)(b)	13,527	812,479

		87,551,896
Germany — 8.3%
adidas AG	12,016	3,430,526
Allianz SE, Registered	31,436	6,966,207
BASF SE	64,115	4,219,634
Bayerische Motoren Werke AG	17,252	1,192,320
Beiersdorf AG	7,199	826,688
Brenntag AG	17,098	792,230
Commerzbank AG	91,293	641,117
Continental AG	5,805	787,900
Daimler AG, Registered	52,612	2,722,400
Deutsche Bank AG, Registered	113,101	767,170
Deutsche Boerse AG	17,192	2,370,791
Deutsche Post AG, Registered	82,246	2,417,749
Deutsche Telekom AG, Registered	106,983	1,801,362
Deutsche Wohnen SE	24,346	1,146,241
E.ON SE	131,829	1,373,402
Fraport AG Frankfurt Airport Services Worldwide	9,859	774,540
Fresenius Medical Care AG & Co. KGaA	10,430	758,728
Fresenius SE & Co. KGaA	19,409	982,147
HeidelbergCement AG	15,020	1,114,051
Henkel AG & Co. KGaA	11,008	951,901
HOCHTIEF AG	6,149	730,438
Infineon Technologies AG	91,553	1,640,924
Merck KGaA	20,925	2,016,055
MTU Aero Engines AG	4,778	1,030,797
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,314	2,483,725
Puma SE	1,310	759,825
QIAGEN NV(a)	22,037	838,865
RWE AG	30,934	770,779
SAP SE	70,489	8,673,428
Siemens AG, Registered	59,383	6,712,635
Symrise AG	8,135	760,211
thyssenkrupp AG	52,935	668,630
Vonovia SE(c)	14,541	760,929
Wirecard AG	6,762	1,055,687

		64,940,032
Hong Kong — 3.8%
AIA Group Ltd.	677,800	6,366,896
BOC Hong Kong Holdings Ltd.	424,500	1,629,663
CK Asset Holdings Ltd.	111,000	802,712
CLP Holdings Ltd.	188,000	2,125,642
Hang Seng Bank Ltd.	89,400	2,240,544
Hong Kong Exchanges & Clearing Ltd.	83,600	2,659,232
Hysan Development Co. Ltd.	147,000	764,946
Link REIT	99,500	1,190,363
MTR Corp. Ltd.	422,000	2,580,801
Sands China Ltd.	328,000	1,485,100
Sun Hung Kai Properties Ltd.	139,000	2,200,088
Swire Pacific Ltd., Class A	126,000	1,491,324
Swire Properties Ltd.	439,000	1,808,508
Techtronic Industries Co. Ltd.	125,500	800,327
WH Group Ltd.(b)	819,000	737,466
Wharf Real Estate Investment Co. Ltd.	111,000	758,116

		29,641,728

Security	Shares	Value
Ireland — 0.6%
CRH PLC	71,136	$2,218,779
Flutter Entertainment PLC	10,644	755,555
Kerry Group PLC, Class A	11,733	1,353,228

		4,327,562
Israel — 0.5%
Bank Hapoalim BM	241,138	1,749,284
Bank Leumi Le-Israel BM	116,207	783,745
Teva Pharmaceutical Industries Ltd., ADR(a)	69,518	601,331
Wix.com Ltd.(a)	5,887	808,521

		3,942,881
Italy — 2.0%
Assicurazioni Generali SpA	98,287	1,721,203
CNH Industrial NV	114,071	991,243
Enel SpA	573,062	3,556,956
Eni SpA	143,810	2,176,259
Ferrari NV	5,507	783,047
Intesa Sanpaolo SpA	1,694,690	3,463,091
Snam SpA	154,943	777,664
Terna Rete Elettrica Nazionale SpA	134,173	817,253
UniCredit SpA	88,726	1,007,306

		15,294,022
Japan — 23.7%
Aeon Co. Ltd.	68,300	1,181,057
Ajinomoto Co. Inc.	44,900	763,807
Alfresa Holdings Corp.	30,400	765,775
Asahi Kasei Corp.	136,800	1,409,894
Astellas Pharma Inc.	173,400	2,335,690
Benesse Holdings Inc.	36,000	838,204
Bridgestone Corp.	32,600	1,218,728
Canon Inc.	37,800	1,067,069
Central Japan Railway Co.	7,100	1,480,815
Chugai Pharmaceutical Co. Ltd.	22,900	1,527,018
Dai Nippon Printing Co. Ltd.	35,100	761,322
Daifuku Co. Ltd.	15,200	765,775
Daiichi Sankyo Co. Ltd.	38,700	1,873,069
Daikin Industries Ltd.	17,500	2,132,397
Daiwa House Industry Co. Ltd.	51,600	1,545,030
Denso Corp.	46,600	1,803,483
East Japan Railway Co.	14,400	1,367,387
Eisai Co. Ltd.	21,500	1,263,960
FANUC Corp.	8,675	1,476,128
Fast Retailing Co. Ltd.	3,700	2,139,065
Fujitsu Ltd.	20,500	1,388,694
Hankyu Hanshin Holdings Inc.	27,400	986,728
Hino Motors Ltd.	95,600	758,108
Hitachi Ltd.	57,800	1,962,245
Honda Motor Co. Ltd.	139,600	3,408,516
Hoya Corp.	20,300	1,413,101
Idemitsu Kosan Co. Ltd.	27,500	778,839
Inpex Corp.	173,600	1,405,109
ITOCHU Corp.	81,700	1,504,198
Japan Post Holdings Co. Ltd.	72,800	805,946
JFE Holdings Inc.	52,900	734,729
JXTG Holdings Inc.	378,200	1,806,094
Kajima Corp.	54,400	746,043
Kao Corp.	31,500	2,460,235
Kawasaki Heavy Industries Ltd.	35,900	804,464
KDDI Corp.	148,300	3,808,746
Keio Corp.	14,600	973,557

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keyence Corp.	5,400	$3,059,213
Kikkoman Corp.	17,000	705,365
Kirin Holdings Co. Ltd.	67,600	1,466,249
Komatsu Ltd.	78,400	1,744,910
Konica Minolta Inc.	89,500	789,694
Kubota Corp.	86,300	1,319,836
Kyocera Corp.	24,600	1,500,810
Kyowa Hakko Kirin Co. Ltd.	43,700	825,098
Kyushu Railway Co.	30,700	916,122
Lawson Inc.	20,200	943,256
Mitsubishi Chemical Holdings Corp.	135,800	889,657
Mitsubishi Corp.	79,300	2,069,140
Mitsubishi Electric Corp.	144,700	1,813,165
Mitsubishi Estate Co. Ltd.	75,300	1,384,979
Mitsubishi UFJ Financial Group Inc.	763,100	3,521,892
Mitsui Fudosan Co. Ltd.	50,400	1,221,530
Mizuho Financial Group Inc.	1,948,800	2,758,743
MS&AD Insurance Group Holdings Inc.	39,800	1,263,189
Murata Manufacturing Co. Ltd.	40,400	1,750,698
Nabtesco Corp.	31,400	793,857
Nagoya Railroad Co. Ltd.	28,900	797,994
NEC Corp.	22,800	845,222
NGK Insulators Ltd.	66,000	896,007
NGK Spark Plug Co. Ltd.	45,200	795,553
Nidec Corp.	10,800	1,351,803
Nikon Corp.	61,900	847,188
Nintendo Co. Ltd.	7,708	2,747,406
Nippon Express Co. Ltd.	15,200	810,573
Nippon Steel Corp.	65,000	1,081,487
Nippon Telegraph & Telephone Corp.	42,600	1,909,202
Nissin Foods Holdings Co. Ltd.	13,000	787,842
Nitori Holdings Co. Ltd.	6,800	809,487
Nitto Denko Corp.	22,400	979,968
Nomura Holdings Inc.	251,400	792,579
NTT Data Corp.	71,100	851,301
NTT DOCOMO Inc.	159,400	3,663,667
Obayashi Corp.	83,000	762,920
Odakyu Electric Railway Co. Ltd.	32,000	789,869
Omron Corp.	29,500	1,401,980
Ono Pharmaceutical Co. Ltd.	46,600	824,057
Oriental Land Co. Ltd./Japan	15,800	1,928,160
ORIX Corp.	116,800	1,651,283
Osaka Gas Co. Ltd.	56,300	999,218
Otsuka Holdings Co. Ltd.	35,500	1,192,107
Panasonic Corp.	256,200	2,040,633
Rakuten Inc.	78,800	823,744
Recruit Holdings Co. Ltd.	76,600	2,446,685
Resona Holdings Inc.	225,200	953,898
Santen Pharmaceutical Co. Ltd.	53,900	775,922
Sekisui Chemical Co. Ltd.	93,600	1,376,737
Sekisui House Ltd.	80,900	1,297,604
Seven & i Holdings Co. Ltd.	40,700	1,374,222
Shimadzu Corp.	31,200	781,904
Shimizu Corp.	112,000	912,917
Shin-Etsu Chemical Co. Ltd.	18,000	1,499,848
Shionogi & Co. Ltd.	28,200	1,542,786
Shiseido Co. Ltd.	20,800	1,500,589
Softbank Corp.	92,200	1,197,347
SoftBank Group Corp.	49,100	4,635,275
Sohgo Security Services Co. Ltd.	16,800	812,342

Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	36,000	$1,363,408
Sony Corp.	85,400	4,134,909
Stanley Electric Co. Ltd.	32,400	741,850
Subaru Corp.	34,000	789,758
Sumitomo Chemical Co. Ltd.	413,900	1,791,692
Sumitomo Dainippon Pharma Co. Ltd.	36,400	747,277
Sumitomo Metal Mining Co. Ltd.	35,800	943,676
Sumitomo Mitsui Financial Group Inc.	88,200	3,073,089
Sumitomo Mitsui Trust Holdings Inc.	56,300	2,066,364
Suntory Beverage & Food Ltd.	18,500	769,307
Sysmex Corp.	16,500	1,144,172
T&D Holdings Inc.	80,300	839,794
Taisei Corp.	19,300	704,808
Takeda Pharmaceutical Co. Ltd.	99,194	3,351,994
TDK Corp.	10,200	695,188
Teijin Ltd.	75,400	1,231,261
Terumo Corp.	41,100	1,168,932
Tokio Marine Holdings Inc.	44,600	2,218,601
Tokyo Electron Ltd.	11,100	1,512,033
Tokyo Gas Co. Ltd.	43,000	1,068,317
Tokyu Corp.	85,000	1,507,806
Toray Industries Inc.	180,800	1,243,744
Toshiba Corp.	24,200	768,962
Toyota Motor Corp.	141,800	8,337,566
Unicharm Corp.	26,200	786,422
West Japan Railway Co.	10,200	798,526
Yamaha Corp.	17,100	769,362
Yamaha Motor Co. Ltd.	45,700	784,150
Yaskawa Electric Corp.	23,500	681,787
Yokogawa Electric Corp.	42,100	819,317

		184,541,826

Netherlands — 3.4%
Aegon NV	165,051	753,355
Akzo Nobel NV	16,902	1,422,400
ASML Holding NV	30,278	5,712,232
Heineken Holding NV	7,740	764,181
Heineken NV	15,127	1,584,874
ING Groep NV	198,147	2,140,706
Koninklijke Ahold Delhaize NV	62,088	1,393,096
Koninklijke DSM NV	15,677	1,760,942
Koninklijke KPN NV	265,383	809,708
Koninklijke Philips NV	52,471	2,072,799
Koninklijke Vopak NV	18,828	770,002
NXP Semiconductors NV	13,855	1,221,457
Unilever NV, CVA	80,003	4,814,173
Wolters Kluwer NV	12,530	873,234

		26,093,159

New Zealand — 0.3%
Auckland International Airport Ltd.	147,238	841,239
Meridian Energy Ltd.	283,125	782,514
Ryman Healthcare Ltd.	102,639	774,763

		2,398,516

Norway — 0.9%
Equinor ASA	190,073	3,641,324
Mowi ASA(a)	34,119	791,222
Norsk Hydro ASA	206,202	721,280
Orkla ASA	107,028	926,282
Telenor ASA	63,676	1,309,345

		7,389,453

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.4%
EDP—Energias de Portugal SA	234,094	$850,152
Galp Energia SGPS SA	127,051	1,908,489

		2,758,641

Singapore — 1.3%
CapitaLand Ltd.(c)	482,000	1,127,649
City Developments Ltd.	176,600	1,054,712
DBS Group Holdings Ltd.	152,000	2,682,515
Keppel Corp. Ltd.	224,900	985,321
Oversea-Chinese Banking Corp. Ltd.	156,600	1,202,646
Singapore Airlines Ltd.	115,700	765,813
Singapore Telecommunications Ltd.	607,500	1,412,432
United Overseas Bank Ltd.	43,300	739,311

		9,970,399

Spain — 3.1%
Amadeus IT Group SA	30,422	2,317,456
Banco Bilbao Vizcaya Argentaria SA	591,486	3,208,279
Banco Santander SA	822,677	3,622,997
CaixaBank SA	252,998	777,558
Ferrovial SA	50,325	1,199,544
Ferrovial SA, New(a)	632	15,075
Iberdrola SA	467,086	4,327,415
Industria de Diseno Textil SA	77,984	2,089,981
Naturgy Energy Group SA	48,237	1,372,312
Red Electrica Corp. SA	47,167	1,000,227
Repsol SA	181,668	2,927,308
Telefonica SA	142,852	1,142,645

		24,000,797

Sweden — 2.6%
Assa Abloy AB, Class B	65,162	1,268,020
Atlas Copco AB, Class A	37,694	1,013,522
Atlas Copco AB, Class B	29,647	717,407
Boliden AB	62,997	1,431,750
Essity AB, Class B	59,878	1,752,199
Hennes & Mauritz AB, Class B	59,960	894,625
ICA Gruppen AB(c)	20,865	829,365
Investor AB, Class B	17,350	747,983
Kinnevik AB, Class B	28,741	730,816
Lundin Petroleum AB	25,293	687,789
Sandvik AB	85,622	1,318,445
Skandinaviska Enskilda Banken AB, Class A	137,525	1,217,570
Skanska AB, Class B	47,118	769,854
SKF AB, Class B	48,311	748,736
Svenska Handelsbanken AB, Class A	73,970	726,860
Swedbank AB, Class A	66,343	947,339
Tele2 AB, Class B	62,895	866,382
Telefonaktiebolaget LM Ericsson, Class B	154,444	1,484,527
Telia Co. AB	255,979	1,068,865
Volvo AB, Class B	86,632	1,208,380

		20,430,434

Switzerland — 8.9%
ABB Ltd., Registered	131,414	2,400,688
Adecco Group AG, Registered	15,731	844,221
Alcon Inc.(a)	39,926	2,311,369
Barry Callebaut AG, Registered	415	811,557
Chocoladefabriken Lindt & Spruengli AG, Registered	15	1,118,457
Clariant AG, Registered	41,572	754,070
Coca-Cola HBC AG	28,074	1,009,165
Credit Suisse Group AG, Registered	127,114	1,439,408
Geberit AG, Registered	2,906	1,276,693

Security	Shares	Value

Switzerland (continued)
Givaudan SA, Registered	1,283	$3,381,451
Julius Baer Group Ltd.	18,629	734,714
Kuehne + Nagel International AG, Registered	10,726	1,419,861
LafargeHolcim Ltd., Registered	23,352	1,116,002
Lonza Group AG, Registered	7,412	2,272,566
Nestle SA, Registered	189,975	18,802,019
Roche Holding AG, NVS	42,569	11,134,766
SGS SA, Registered	555	1,398,742
Sika AG, Registered	8,279	1,225,573
Sonova Holding AG, Registered	4,938	1,095,261
Swiss Re AG	41,179	3,889,253
Swisscom AG, Registered	3,587	1,710,320
Temenos AG, Registered	4,625	801,909
UBS Group AG, Registered	320,896	3,684,793
Vifor Pharma AG	6,777	932,482
Zurich Insurance Group AG	12,673	4,092,251

		69,657,591

United Kingdom — 16.6%
3i Group PLC	82,135	1,088,026
Anglo American PLC	94,645	2,260,556
Antofagasta PLC	99,126	978,017
Ashtead Group PLC	30,246	710,976
Associated British Foods PLC	27,539	856,647
AstraZeneca PLC	82,864	6,092,089
Aviva PLC	378,233	1,928,829
BAE Systems PLC	206,614	1,178,123
Barclays PLC	854,035	1,607,534
Barratt Developments PLC	120,635	848,430
Berkeley Group Holdings PLC	18,906	833,066
BP PLC	1,709,156	11,634,942
British Land Co. PLC (The)	199,272	1,341,207
BT Group PLC	618,146	1,509,606
Burberry Group PLC	35,023	748,224
Centrica PLC	660,398	778,428
Coca-Cola European Partners PLC(a)	32,253	1,786,816
Compass Group PLC	90,133	2,034,073
Croda International PLC	23,267	1,486,814
DCC PLC	11,629	974,703
Diageo PLC	182,187	7,636,295
easyJet PLC	63,786	700,409
Experian PLC	40,870	1,229,604
Ferguson PLC(a)	24,772	1,599,847
GlaxoSmithKline PLC	296,272	5,702,142
Glencore PLC	591,839	1,899,571
HSBC Holdings PLC	1,022,169	8,311,092
Informa PLC	120,092	1,175,492
InterContinental Hotels Group PLC	19,757	1,271,233
Intertek Group PLC	13,135	876,771
Investec PLC	129,615	753,284
ITV PLC	540,673	730,870
J Sainsbury PLC	314,930	794,272
John Wood Group PLC	135,128	666,274
Johnson Matthey PLC	20,927	816,085
Kingfisher PLC	335,885	905,544
Legal & General Group PLC	407,464	1,317,814
Lloyds Banking Group PLC	3,195,520	2,306,223
London Stock Exchange Group PLC	21,694	1,444,810
Marks & Spencer Group PLC	319,993	908,275
Meggitt PLC	114,102	705,552
Melrose Industries PLC	342,896	708,569

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Micro Focus International PLC	33,101	$799,698
Mondi PLC	51,537	1,065,299
National Grid PLC	263,769	2,635,699
Next PLC	10,649	773,376
Ocado Group PLC(a)	49,063	738,667
Pearson PLC	76,547	759,296
Prudential PLC	139,079	2,765,281
Reckitt Benckiser Group PLC	41,903	3,352,667
RELX PLC	158,798	3,687,745
Rentokil Initial PLC	158,699	750,091
Rio Tinto PLC	80,836	4,622,044
Rolls-Royce Holdings PLC	86,119	933,482
Royal Bank of Scotland Group PLC	267,633	720,863
Sage Group PLC (The)	84,098	791,798
Schroders PLC	28,146	1,035,522
Segro PLC	138,344	1,216,396
Smith & Nephew PLC	37,859	794,019
Smiths Group PLC	41,267	749,246
Spirax-Sarco Engineering PLC	7,518	792,167
SSE PLC	100,169	1,361,639
Standard Chartered PLC	227,740	1,971,989
Standard Life Aberdeen PLC	240,324	809,663
Taylor Wimpey PLC	347,796	724,393
Tesco PLC	529,890	1,512,065
Unilever PLC	64,307	3,920,511
United Utilities Group PLC	79,877	802,798
Vodafone Group PLC	1,817,304	2,964,404
Whitbread PLC	14,344	837,066
Wm Morrison Supermarkets PLC	294,008	729,462
WPP PLC	113,607	1,347,707

		129,102,187

Total Common Stocks — 98.9% (Cost: $776,313,235)	769,992,686

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	11,791	696,383
Henkel AG & Co. KGaA, Preference Shares, NVS	8,220	749,101

Security	Shares	Value
Germany (continued)
Sartorius AG, Preference Shares, NVS	4,110	$778,597

		2,224,081

Total Preferred Stocks — 0.3% (Cost: $2,200,051)		2,224,081

Rights

United Kingdom — 0.0%
Marks & Spencer Group PLC (Expires 06/12/19)(a)	63,999	31,459

Total Rights — 0.0% (Cost: $0)		31,459

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	877,482	877,833
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	230,203	230,203

		1,108,036

Total Short-Term Investments — 0.2% (Cost: $1,108,034)		1,108,036

Total Investments in Securities — 99.4% (Cost: $779,621,320)		773,356,262

Other Assets, Less Liabilities — 0.6%		4,826,447

Net Assets — 100.0%		$778,182,709

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	318,295	559,187	877,482	$877,833	$45,295	(a)	$(115)	$(61)
BlackRock Cash Funds: Treasury, SL Agency Shares	196,954	33,249	230,203	230,203	5,566		—	—

				$1,108,036	$50,861		$(115)	$(61)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI EAFE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$769,977,611	$15,075	$—	$769,992,686
Preferred Stocks	2,224,081	—	—	2,224,081
Rights	31,459	—	—	31,459
Money Market Funds	1,108,036	—	—	1,108,036

	$773,341,187	$15,075	$—	$773,356,262

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

6